Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Current Assets [Abstract]
Other Current Assets
	December 31,
	2012	2013
Inventories	$13,727	$8,616
Deferred mobilization expenses	46,407	76,986
Prepayments and advances	14,789	15,902
Swap cash collateral	8,000	-
Other	10,716	9,467

Total	$93,639	$110,971